Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Total	¥ 20,109,078	¥ 16,701,951
Less: Accumulated depreciation	(8,960,129)	(5,898,422)
Less: Accumulated impairment loss	(3,148,731)	(1,043,811)
Property, Plant and Equipment, Net	8,000,218	9,759,718		$ 1,255,409
Depreciation expenses	4,220,521	3,275,144	¥ 1,902,567
Impairment losses for property and equipment	2,247,738	855,988	¥ 125,134
Bikes and e-bikes
Property and equipment, net
Total	11,774,212	9,773,868
Impairment charge on bikes and e bikes	2,164,409	751,065
Vehicles
Property and equipment, net
Total	3,538,274	3,372,391
Computers and equipment
Property and equipment, net
Total	3,723,744	2,603,896
Leasehold improvement
Property and equipment, net
Total	644,251	522,789
Construction in progress
Property and equipment, net
Total	393,540	386,590
Other
Property and equipment, net
Total	¥ 35,057	¥ 42,417